SCHEDULE OF STOCK OPTIONS ACTIVITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Number of shares, outstanding			1,763,507
Weighted average exercise price, outstanding
Weighted average remaining contractual life, outstanding (In years)	2 years			1 year
Aggregate Intrinsic Value, Outstanding			$ 6,252,693
Weighted average grant date fair value, Outstanding			$ 1.54
Number of shares, granted	48,877,024		1,725,132
Weighted average exercise price, granted
Weighted average grant date fair value, granted	$ 0.76		$ 3.55
Number of shares, exercised	(48,425,049)		(3,488,639)
Weighted average exercise price, exercised
Weighted average grant date fair value, exercised	$ 0.76		$ 2.53
Number of shares, forfeited	(415,739)
Weighted average exercise price, forfeited
Number of shares, outstanding	36,236			1,763,507
Weighted average exercise price, outstanding
Aggregate Intrinsic Value, outstanding	$ 18,118			$ 6,252,693
Weighted average grant date fair value, outstanding	$ 0.81			$ 1.54
Number of shares, exercisable
Weighted average exercise price, exercisable
Aggregate intrinsic value, Exercisable
Weighted average grant date fair value, Exercisable